Operating Segments - Schedule of Operating Segments (Details) - Operating Segment [Member] - MYR (RM)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Operating Segments [Line Items]
Revenue	RM 47,867,433	RM 19,655,442
Cost of Revenue	(38,335,906)	(16,167,137)
Gross Profit/(Loss)	9,531,527	3,488,305
Selling & Administrative Expenses	(1,670,040)	(1,047,390)
Income from operations	7,861,487	2,440,915
Segment depreciation	1,416,747	780,563
Segment amortization	26,149	27,628
Segment Assets	65,961,464	21,245,471
Segment Liabilities	9,827,694	9,104,611
SAAS [Member]
Schedule of Operating Segments [Line Items]
Revenue	13,465,340	6,492,877
Cost of Revenue	(11,478,758)	(4,634,251)
Gross Profit/(Loss)	1,986,582	1,858,626
Selling & Administrative Expenses	(417,510)	(261,847)
Income from operations	1,569,072	1,596,779
Segment depreciation	850,049	468,338
Segment amortization	15,689	16,577
Segment Assets	39,576,879	12,747,282
Segment Liabilities	5,896,616	5,462,766
Software Customization [Member]
Schedule of Operating Segments [Line Items]
Revenue	6,161,113	3,228,802
Cost of Revenue	(5,829,371)	(3,526,415)
Gross Profit/(Loss)	331,742	(297,613)
Selling & Administrative Expenses	(417,510)	(261,847)
Income from operations	(85,768)	(559,460)
Segment depreciation	141,675	78,056
Segment amortization	2,616	2,763
Segment Assets	6,596,146	2,124,547
Segment Liabilities	982,769	910,462
Data Analysis & Hosting Services [Member]
Schedule of Operating Segments [Line Items]
Revenue	9,494,765	4,379,003
Cost of Revenue	(8,874,411)	(4,333,085)
Gross Profit/(Loss)	620,354	45,918
Selling & Administrative Expenses	(417,510)	(261,848)
Income from operations	202,844	(215,930)
Segment depreciation	283,349	156,113
Segment amortization	5,230	5,526
Segment Assets	13,192,293	4,249,094
Segment Liabilities	1,965,539	1,820,922
Outright Purchase [Member]
Schedule of Operating Segments [Line Items]
Revenue	18,746,215	5,554,760
Cost of Revenue	(11,988,644)	(3,508,664)
Gross Profit/(Loss)	6,757,571	2,046,096
Selling & Administrative Expenses	(417,510)	(261,848)
Income from operations	6,340,061	1,784,248
Segment depreciation	70,837	39,028
Segment amortization	1,307	1,381
Segment Assets	3,298,073	1,062,274
Segment Liabilities	491,385	455,231
Other [Member]
Schedule of Operating Segments [Line Items]
Revenue
Cost of Revenue	(164,722)	(164,722)
Gross Profit/(Loss)	(164,722)	(164,722)
Selling & Administrative Expenses
Income from operations	(164,722)	(164,722)
Segment depreciation	70,837	39,028
Segment amortization	1,307	1,381
Segment Assets	3,298,073	1,062,274
Segment Liabilities	RM 491,385	RM 455,230